Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 46,914	$ 45,021	$ 183,660	$ 178,924
Cost of goods sold	$ 36,179	$ 27,693	$ 139,689	$ 113,000